Financial result	12 Months Ended
Dec. 31, 2022
Financial result
Financial result

9. Financial result

The following table summarizes the financial result, consisting of fair value adjustments and net currency exchange differences, other financial income and other financial expenses for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Fair value adjustments and net currency exchange differences:
Net currency exchange gain/loss (-)	€44,359	€56,492	€(105,718)
Fair value re-measurement of warrants	186	2,960	3,034
Fair value gain/loss (-) on financial assets held at fair value through profit or loss	—	(4,919)	2,397
Fair value gain/loss (-) on current financial investments	6,929	6,763	(15,901)
Total fair value adjustments and net currency exchange differences	51,473	61,296	(116,188)

Other financial income:
Interest on bank deposit	18,110	2,865	10,030
Discounting effect of non-current R&D incentives receivables	93	93	93
Other finance income	376	100	1,450
Total other financial income	18,578	3,058	11,573

Other financial expenses:
Interest expenses	(6,967)	(11,656)	(9,389)
Discounting effect of non-current deferred income	(7,672)	(9,289)	(16,278)
Discounting effect of other non-current liabilities	(2,271)	—	—
Loss upon sale of financial assets held at fair value through profit or loss	—	—	(88)
Other finance charges	(769)	(812)	(773)
Total other financial expense	(17,679)	(21,757)	(26,528)

Total net other financial expense (-)/ income	€52,372	€42,598	€(131,143)